STOCKHOLDERS’ DEFICIT (Details Narrative) - USD ($)					1 Months Ended	3 Months Ended											9 Months Ended		12 Months Ended
	Mar. 15, 2022	Mar. 08, 2022	Mar. 05, 2020	Sep. 11, 2017	Oct. 31, 2015	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Jan. 14, 2019	Nov. 05, 2014	Dec. 11, 2009
Class of Stock [Line Items]
Preferred stock, shares authorized						5,000,000			5,000,000				5,000,000				5,000,000		5,000,000	5,000,000
Preferred stock, par value (in Dollars per share)						$ 0.001			$ 0.001				$ 0.001				$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares issued					200,000	610,000			610,000				610,000				610,000		610,000	610,000
Preferred stock, shares outstanding						610,000			610,000				610,000				610,000		610,000	610,000
Shares issued																			200,000
Common stock, shares authorized						1,200,000,000			1,200,000,000				600,000,000				1,200,000,000		1,200,000,000	600,000,000
Common stock, par value						$ 0.001			$ 0.001				$ 0.001				$ 0.001		$ 0.001	$ 0.001
Common stock, shares issued						616,351,592	539,310,756	488,648,586	446,385,628				379,523,000				616,351,592		446,385,628	379,523,000
Common Stock, Shares, Outstanding						616,351,592	539,310,756	488,648,586	446,385,628				379,523,000				616,351,592		446,385,628	379,523,000
Capital stock, authorized															600,000,000
Preferred stock shares increased															0.001
Number of common stock sold						2,000,000	8,625,000	5,500,000	3,333,333	11,000,000	16,500,000	17,500,000	40,000,000	9,550,000	40,675,000	6,337,500
Number of common stock issued						77,040,836	50,662,170	42,262,958	3,333,333		16,500,000	17,500,000	12,000,000	3,500,000	825,000	6,337,500
Share price						$ 0.0141											$ 0.0141
Proceeds from sale of stock										$ 59,957,000	$ 82,455,000		$ 200,905,000	$ 66,500,000	$ 214,510,000	$ 133,495,000	$ 938,827	$ 219,822	$ 240,698	$ 576,803
Warrants expire									Jun. 08, 2022	Feb. 04, 2022	Dec. 21, 2022		Jun. 12, 2021	Mar. 12, 2022	Nov. 01, 2021	Sep. 17, 2021
Stock issued for stock payable						15,826,550	11,032,663	8,133,333	3,333,333	12,000,000	16,500,000	17,500,000	9,000,000	9,550,000	40,675,000	6,337,500
Number of stock converted						90,750	19,148,052	17,534,387
Warrants to purchase shares, description	(i) a promissory note in the aggregate principal amount of $250,000 (the “Note”), (ii) a common stock purchase warrant (the “Warrant”) to purchase up to an aggregate of 12,500,000 shares of the Company’s common stock, par value $0.001 per share (the “Common Stock”), and (iii) 12,500,000 shares of Common Stock (the “Commitment Shares”).	(5) common stock purchase warrants, respectively, for the purchase of (i) 500,000 shares of common stock (the “First Warrant”), (ii) 1,000,000 shares of common stock (the “Second Warrant”), (iii) 1,000,000 shares of common stock (the “Third Warrant”), (iv) 2,500,000 shares of common stock (the “Fourth Warrant”), and (v) 62,500,000 shares of the Company’s common stock (the “Fifth Warrant”) at the Exercise Price (as such term is defined in each of the Warrants) per share then in effect.				(i) 2,000,000 shares of common stock at a price of $0.70 per share and (ii) 1,000,000 shares of common stock at a price of $1.00 per share. The warrants expire at various times through February 9, 2023. None of the 2,000,000 shares of common stock were issued during the quarter ended March 31, 2022, and were recognized as stock payable.	(i) 8,625,000 shares of common stock at a price of $0.70 per share and (ii) 4,312,500 shares of common stock at a price of $1.00 per share. The warrants expire at various times through December 14, 2022. None of the 8,625,000 shares of common stock were issued during the quarter ended December 31, 2021, and were recognized as stock payable.	(i) 5,500,000 shares of common stock at a price of $0.10 per share and (ii) 5,500,000 shares of common stock at a price of $0.20 per share. The warrants expire at various times through September 21, 2022. None of the 12,000,000 shares of common stock were issued during the quarter ended September 30, 2021, and were recognized as stock payable.	(i) 3,333,333 shares at a price of $0.10 per share and (ii) 3,333,333 shares at a price of $0.20.	(i) 12,000,000 shares at a price of $0.10 per share and (ii) 12,000,000 shares at a price of $0.20.	(i) 16,500,000 shares at prices ranging from $0.05 to $0.10 per share and (ii) 16,500,000 shares at prices ranging from $0.10 to $0.20 and (iii) 1,500,000 at a price of $0.30.	(i) 17,500,000 shares at prices ranging from $0.05 per share to $0.10 per share and (ii) 14,500,000 shares at prices ranging from $0.10 to $0.20 for net proceeds of $77,409. The warrants expire at various times through September 21, 2022.
Shares issued for legal services												585,000
Warrants are vested									124,888,519										124,888,519
Class of warrants expire																	54,664,518		124,888,519
Description of Registration Statement			the Company shall have the discretion to deliver puts to GHS and GHS will be obligated to purchase shares of the Company’s common stock, par value $0.001 per share (the “Common Stock”) based on the investment amount specified in each put notice. The maximum amount that the Company shall be entitled to put to GHS in each put notice shall not exceed two hundred percent (200%) of the average daily trading dollar volume of the Company’s Common Stock during the ten (10) trading days preceding the put, so long as such dollar amount does not exceed $500,000. Pursuant to the Equity Financing Agreement, GHS and its affiliates will not be permitted to purchase and the Company may not put shares of the Company’s Common Stock to GHS that would result in GHS’s beneficial ownership, equaling more than 4.99% of the Company’s outstanding Common Stock. The price of each put share shall be equal to eighty percent (80%) of the Market Price (as defined in the Equity Financing Agreement). Puts may be delivered by the Company to GHS until the earlier of thirty-six (36) months after the effectiveness of the Registration Statement.
Proceeds From Issuance Of Common Stocks						$ 19,980	$ 86,230	$ 27,462
Finders fee							12,500,000	12,500,000
Shares issued for legal services, amount						$ 25,000	$ 24,308	$ 36,000											$ 18,925
Registration statement description			Company shall have the discretion to deliver puts to GHS and GHS will be obligated to purchase shares of the Company’s Common Stock based on the investment amount specified in each put notice. The maximum amount that the Company shall be entitled to put to GHS in each put notice shall not exceed two hundred percent (200%) of the average daily trading dollar volume of the Company’s Common Stock during the ten (10) trading days preceding the put, so long as such dollar amount does not exceed $500,000. Pursuant to the Equity Financing Agreement, GHS and its affiliates will not be permitted to purchase and the Company may not put shares of the Company’s Common Stock to GHS that would result in GHS’s beneficial ownership, equaling more than 4.99% of the Company’s outstanding Common Stock. The price of each put share shall be equal to eighty percent (80%) of the Market Price (as defined in the Equity Financing Agreement). Puts may be delivered by the Company to GHS until the earlier of thirty-six (36) months after the effectiveness of the Registration Statement.
Class of warrants vested																	54,664,518
Convertible Promissory Note [Member]
Class of Stock [Line Items]
Principal balance (in Dollars)			$ 35,000
Interest rate, percentage			10.00%
Fixed conversion price (in Dollars per share)			$ 0.0175
Deferred financing costs (in Dollars)			$ 35,000
Securities Purchase Agreements [Member]
Class of Stock [Line Items]
Shares issued for legal services						57,500,000
Shares issued for legal services, amount						$ 783,000
Legal Sevices [Member]
Class of Stock [Line Items]
Shares issued for legal services							7,981,445
Convertible Promissory Note [Member]
Class of Stock [Line Items]
Principal balance (in Dollars)			$ 35,000,000
Interest rate, percentage			10.00%
Fixed conversion price (in Dollars per share)			$ 0.0175
Deferred financing costs (in Dollars)			$ 35,000,000
Common Stock [Member]
Class of Stock [Line Items]
Number of common stock issued															2,370,696				26,473,580
Shares issued for legal services						3,714,286	7,981,455	4,095,238											3,145,440
Shares issued for legal services, amount						$ 3,714	$ 7,981	$ 4,095											$ 3,145
Common Stock [Member] | Legal Sevices [Member]
Class of Stock [Line Items]
Shares issued for legal services								4,095,238
Minimum [Member]
Class of Stock [Line Items]
Share price													$ 0.10	$ 0.05	$ 0.20	$ 0.10				$ 0.10
Maximum [Member]
Class of Stock [Line Items]
Share price													$ 0.20	$ 1.00	$ 0.25	$ 0.25				$ 0.20
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized									5,000,000										5,000,000
Preferred stock, par value (in Dollars per share)									$ 0.001										$ 0.001
Preferred stock, shares issued				210,000					610,000										610,000
Preferred stock, shares outstanding									610,000										610,000
Preferred stock shares increased																						5,000,000
Stock issued						3,714,286	107,000	116,050
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized						5,000,000											5,000,000
Preferred stock, par value (in Dollars per share)						$ 0.001											$ 0.001
Preferred stock, shares issued						610,000											610,000
Preferred stock, shares outstanding						610,000											610,000
Preferred stock, stated value per share (in Dollars per share)									$ 5.00										$ 5.00
Preferred stock shares																							500,000
Number of shares issued				210,000	200,000												200,000
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized									50,000,000										50,000,000
Common stock, par value									$ 0.001										$ 0.001
Common stock, shares issued									0										0
Common Stock, Shares, Outstanding									0										0
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Number of stock converted									36,300						36,300		216,425	72,600	72,600	104,000
Preferred Stock [Member]
Class of Stock [Line Items]
Number of common stock issued											78,100	6,032,260
Number of stock converted										72,600		5,447,260
Common Stock [Member]
Class of Stock [Line Items]
Number of common stock issued									3,025,952	26,769,540	32,034,876
Proceeds from sale of stock											$ 75,000,000
Stock issued for stock payable										17,000,000	15,000,000
Number of stock converted										6,709,100	16,034,876
Shares issued for legal services										2,560,440
Series C Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																					1,000,000
Preferred stock, par value (in Dollars per share)																					$ 0.001
Preferred stock, shares issued						103,584			196,083								103,584		196,083
Preferred stock, shares outstanding						103,584			196,083								103,584		196,083